Plant and Equipment, Net	12 Months Ended
Jun. 30, 2015
Plant and Equipment, Net [Abstract]
Plant and equipment, net

Note 7 – Plant and equipment, net

Plant and equipment consisted of the following for the years indicated:

	June 30, 2015	June 30, 2014
Building and improvements	$17,959,588	$8,235,612
Machinery and equipment	7,861,193	4,410,162
Machinery and equipment under capital lease	1,883,535	1,406,278
Transportation equipment	938,202	754,632
Transportation equipment under capital lease	2,923,262	1,095,645
Office equipment	107,128	66,080
Construction-in-progress	16,889,716	23,961,342
Subtotal	48,562,624	39,929,751
Less: accumulated depreciation	(7,294,969)	(5,548,197)
Total	$41,267,655	$34,381,554

Construction-in-progress represents labor costs and materials incurred in connection with the construction of a construction waste recycling plant, a brick production plant with two production lines, a research and development center and office building for Yulong Renewable, and an autoclave for Yulong Bricks. No depreciation is provided for construction-in-progress until it is completed and placed into service. Total budget for the construction of the waste recycling plant and brick production plant is approximately $44.8 million, of which approximately $11.1 million was transferred to fixed assets. The Company completed construction of Yulong Renewable’s production and research facilities, employee dormitory and office building, and commenced formal operations of the production facilities (with one brick production line) in April 2015. The Company is currently renovating the research center and the office building, and expects to complete such work by the end of October 2015, and install the second brick production line as well as to purchase additional hauling trucks for the recycling plant by December 2015. Total budget for the installation of the autoclave is approximately $131,000. Rail installation for the autoclave began in December 2014, and installation of the autoclave is expected to be completed by the end of December 2015.

Construction-in-progress consisted of the following as of June 30, 2015:

Construction-in-progress description	Value	Estimated completion date	Estimated additional cost to complete
Waste recycling plant, brick production plant, research and development center and office building (1)	$16,881,987	December 2015	$13,237,231
Autoclave installation (2)	$7,729	December 2015	$106,861

(1)	As of June 30, 2015, approximately $3.6 million was included in prepayment (See Note 8), approximately $16.9 million was included in construction-in-progress, approximately $11.1 million was transferred to fixed assets, and approximately $13.2 million was not yet due. The Company may incur other costs in addition to what have been contracted for.

(2)	Approximately $74,000 in the aggregate for installation has been contracted for. As of June 30, 2015, approximately $16,000 was included in prepayment (See Note 8), approximately $8,000 was included in construction-in-progress, and approximately $107,000 was not yet due. The Company may incur other costs in addition to what have been contracted for.

Depreciation expense is $1,697,465 and $1,333,257 for the years ended June 30, 2015 and 2014, respectively.

Machinery and equipment under capital lease

In December 2011, the Company entered into a lease agreement with a third party to lease two special-order machines for three years for approximately $1,211,000 (RMB 7,400,000). The lease required a one-time payment of $242,276 and an additional $32,740 as a security deposit paid in January 2012, monthly lease payments of approximately $33,000 from January 2012 to December 2014, and interest rate per annum of 15.3%. The Company has an option to purchase the machines for $327 if there is no default of the lease payments at the end of the lease term (see Note 12). In November 2014, the Company paid approximately $70,000 (RMB 427,613) in penalties due to late payments, and as of June 30, 2015, the Company paid off the lease and ownership of the machines was transferred to the Company. The Company placed these machines into service in September 2013, and they have accordingly been capitalized.

In March 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $149,000 (RMB 908,240). The lease requires a one-time payment of $37,952 and an additional $5,828 as a security deposit paid in March 2014, monthly lease payments of approximately $5,000 from June 2014 to May 2016, with interest rate per annum of 8.8%. The ownership of the trucks will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In March 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $57,000 (RMB 345,780). The lease requires a one-time payment of $17,758 and an additional $5,549 as a security deposit paid in March 2014, monthly lease payments of approximately $3,000 from June 2014 to November 2015, with interest rate per annum of 8.5%. The ownership of the trucks will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In September 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $210,000 (RMB 1,285,000). The lease requires a one-time payment of $54,506 and an additional $8,414 as a security deposit paid in October 2014, monthly lease payments of approximately $8,000 from November 2014 to October 2016, with interest rate per annum of 8.7%. The ownership of the excavator will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In September 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $146,000 (RMB 890,000). The lease requires a one-time payment of $37,952 and an additional $5,828 as a security deposit paid in October 2014, monthly lease payments of approximately $5,000 from November 2014 to October 2015, with interest rate per annum of 8.7%. The ownership of the excavator will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In September 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $55,000 (RMB 339,000). The lease requires a one-time payment of $17,758 and an additional $5,549 as a security deposit paid in October 2014, monthly lease payments of approximately $3,000 from November 2014 to April 2016, with interest rate per annum of 8.3%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In September 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $55,000 (RMB 338,000). The lease requires a one-time payment of $17,706 and an additional $5,533 as a security deposit paid in October 2014, monthly lease payments of approximately $3,000 from November 2014 to April 2016, with interest rate per annum of 8.3%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

Transportation equipment under capital leases

In October 2012, the Company entered into a lease agreement with a third party to lease ten waste hauling trucks for two years for approximately of $673,000 (RMB 4,114,208), including $52,057 (RMB 318,000) as security deposits and $67,936 (RMB 415,000) for insurance. The lease also requires a one-time payment of $163,701 in April 2013 and monthly lease payments of approximately $26,000 originally from June 2013 to May 2015, with interest rate at 18.2% per annum. The ownership of the trucks has been transferred to the Company with an attached lien that will be removed if there is no default of the lease payments at the end of the extended lease term (see Note 12). As of June 30, 2015, approximately $334,000 of lease payments remained outstanding, which the Company expects to pay in full by the end of December 2015.

In November 2012, the Company entered into another lease agreement with a third party to lease ten waste hauling trucks for two years for approximately of $659,000 (RMB 4,027,225), including $52,057 (RMB 318,000) as security deposits and $56,968 (RMB 348,000) for insurance. The lease also requires a one-time payment of $163,704 on April 30, 2013, monthly lease payments of approximately $32,000 from July 2013 to June 2014, and monthly lease payments of approximately $16,000 originally from July 2014 to June 2015, with interest rate at 16.8 % per annum. The ownership of the trucks has been transfer to the Company with an attached lien that will be removed if there is no default of the lease payments at the end of the extended lease term (see Note 12). As of June 30, 2015, approximately $291,000 of lease payments remained outstanding, which the Company expects to pay in full by the end of December 2015.

In January 2014, the Company entered into a memorandum of understanding to lease 100 waste hauling trucks with a third party for approximately $68,000 (RMB 418,000) per truck. In July 2014, the Company entered into a binding agreement with the same party to lease the first 30 trucks for two years for approximately $1,820,000 (RMB 11,115,000), or approximately $61,000 (RMB 370,500) per truck. The lease also requires a one-time payment of $383,058 (RMB 2,340,000) as security deposit paid in July 2014 and monthly lease payments of approximately $89,000 from August 2014 to July 2016, with interest rate at 15.6% per annum. The Company has an option to purchase the vehicles for $491 if there is no default of the lease payments at the end of the lease term (see Note 12). For the remaining 70 trucks, the Company plans to enter into another binding agreement with the same third party in October 2015.

The Company recognized approximately $297,000 and $200,000 of interest expense related to the above capital lease equipment for the years ended June 30, 2015 and 2014, respectively.

The Company recognized approximately $693,000 and $320,000 of depreciation expense related to the above capital lease equipment for the years ended June 30, 2015 and 2014, respectively.

The carrying value of leased assets under capital leases consists of the following for the years indicated:

	June 30, 2015	June 30, 2014
Machinery and equipment	$1,883,535	$1,406,278
Transportation equipment	2,923,262	1,095,645
Subtotal	4,806,797	2,501,923
Less: accumulated depreciation	(1,036,884)	(337,598)
Total	$3,769,913	$2,164,325